Fair value measurement (Details) $ in Thousands		12 Months Ended
	May. 26, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Assets
Investment securities			¥ 434,118,000		$ 155,274	¥ 1,005,831,000
Short-term investments
Gross unrealized gains			14,512,000			77,299,000
Gross unrealized losses			1,527,000
Impairment charges		¥ 0	0	¥ 0
Investment securities
Cost Basis			421,133,000			1,254,589,000
Gross Unrealized Gains			14,512,000			77,299,000
Gross Unrealized Losses			(1,527,000)
Provision for decline in value						(326,057,000)
Fair Value			434,118,000			1,005,831,000
Impairment charges of available-for-sale investments		326,057,000	0	0
Investments under cost method			586,959,000			3,308,127,000
Others, net
Investment securities
Impairment losses related to cost method investments		285,051,000	0	0
Kingdee
Investment securities
Percentage of outstanding ordinary shares subscribed	10.00%
Total cash consideration for the investment	¥ 1,047,296,000
Wealth management products
Short-term investments
Gross unrealized gains			24,344,000			1,981,000
Investment securities
Gross Unrealized Gains			24,344,000			1,981,000
Parent company
Assets
Investment securities					$ 15,956	103,363,000
Significant Unobservable Inputs (Level 3)
Investment securities
Impairment losses related to cost method investments			0	¥ 0
Significant Unobservable Inputs (Level 3) | Others, net
Investment securities
Impairment losses related to cost method investments		¥ 285,051,000
Recurring basis
Assets
Restricted cash			3,038,286,000			2,114,913,000
Total assets			19,957,947,000			6,363,384,000
Recurring basis | Time deposits
Assets
Short-term investments			10,402,301,000			28,501,000
Recurring basis | Wealth management products
Assets
Short-term investments			1,759,342,000			2,751,981,000
Recurring basis | Listed equity securities
Assets
Investment securities			434,118,000			1,005,831,000
Recurring basis | Time deposits
Assets
Cash equivalents:			4,323,900,000			462,158,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Total assets			434,118,000			1,005,831,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Listed equity securities
Assets
Investment securities			434,118,000			1,005,831,000
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets
Restricted cash			3,038,286,000			2,114,913,000
Total assets			19,523,829,000			5,357,553,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Time deposits
Assets
Short-term investments			10,402,301,000			28,501,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Wealth management products
Assets
Short-term investments			1,759,342,000			2,751,981,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Time deposits
Assets
Cash equivalents:			¥ 4,323,900,000			¥ 462,158,000